Segments	6 Months Ended
Jun. 30, 2024
Segments
Segments

16    Segments

Until the acquisition of the drybulk vessels in 2023, the Company reported financial information and evaluated its operations by total charter revenues. Since 2023, for management purposes, the Company is organized based on operating revenues generated from container vessels and drybulk vessels and has two reporting segments: (1) a container vessels segment and (2) a drybulk vessels segment. The container vessels segment owns and operates container vessels which are primarily chartered on multi-year, fixed-rate time charter and bareboat charter agreements. The drybulk vessels segment owns and operates drybulk vessels to provide drybulk commodities transportation services.

The Company’s chief operating decision maker monitors and assesses the performance of the container vessels segment and the drybulk vessels segment based on net income. Items included in the applicable segment’s net income are directly allocated to the extent that the items are directly or indirectly attributable to the segments. With regards to the items that are allocated by indirect calculations, their allocation is commensurate to the utilization of key resources. Investments in marketable securities and investments in affiliates accounted for using the equity method of accounting are not allocated to any of the Company’s reportable segments.

16    Segments (Continued)

The following table summarizes the Company’s selected financial information for the six months ended and as of June 30, 2024, by segment (in thousands):

	Container vessels	Drybulk vessels
	segment	segment	Total
Operating revenues	$463,997	$35,758	$499,755
Voyage expenses	(16,741)	(16,279)	(33,020)
Vessel operating expenses	(79,430)	(10,774)	(90,204)
Depreciation	(65,255)	(3,988)	(69,243)
Amortization of deferred drydocking and special survey costs	(12,135)	(289)	(12,424)
Interest income	5,859	—	5,859
Interest expense	(8,230)	—	(8,230)
Net income per segment	$272,042	$2,627	$274,669
Gain on investments, dividend income and equity loss on investments			16,981
Net income			$291,650

	Container vessels	Drybulk vessels
	segment	segment	Total
Total assets per segment	$3,710,004	$237,057	$3,947,061
Marketable securities			99,232
Investments in affiliates			64
Total assets			$4,046,357

The following table summarizes the Company’s selected financial information for the six months ended June 30, 2023, by segment (in thousands):

	Container vessels	Drybulk vessels
	segment	segment	Total
Operating revenues	$485,053	—	$485,053
Voyage expenses	(16,282)	—	(16,282)
Vessel operating expenses	(82,500)	—	(82,500)
Depreciation	(63,439)	—	(63,439)
Amortization of deferred drydocking and special survey costs	(8,337)	—	(8,337)
Interest income	6,319	—	6,319
Interest expense	(12,603)	—	(12,603)
Net income per segment	$290,110	—	$290,110
Gain on investments, dividend income and equity loss on investments			3,112
Net income			$293,222